AXA PREMIER VIP TRUST – MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2011 of the Multimanager Aggressive Equity Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented May 1, 2011, July 1, 2011, August 5, 2011, August 25, 2011, October 1, 2011, November 3, 2011, December 6, 2011, January 23, 2012, January 27, 2012 and February 15, 2012 and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented August 16, 2011 and December 6, 2011, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.